Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 18,767	$ 956	$ 10,476
Accounts receivable, net	17,576	895	15,005
Inventories	11,364	579	10,744
Recoverable taxes	5,172	263	4,373
Other current financial assets	737	38	1,511
Other current assets	2,041	103	3,344
Total current assets	55,657	2,834	45,453
Non-current assets:
Investments in other entities	12,540	639	22,357
Property, plant and equipment, net	75,827	3,861	65,288
Intangible assets, net	124,243	6,326	123,964
Deferred tax assets	8,012	408	5,981
Other non-current financial assets	1,277	65	4,733
Other non-current assets	8,121	413	11,480
Total non-current assets	230,020	11,712	233,803
TOTAL ASSETS	285,677	14,546	279,256
Current liabilities:
Bank loans and notes payable	2,057	105	1,573
Current portion of non-current debt	10,114	515	1,479
Interest payable	487	25	520
Suppliers	19,956	1,016	21,489
Accounts payable	11,397	580	6,355
Taxes payable	7,074	360	7,560
Other current financial liabilities	4,509	230	892
Total current liabilities	55,594	2,831	39,868
Non-current liabilities:
Bank loans and notes payable	71,189	3,625	85,857
Post-employment and other non-current employee benefits	3,029	154	2,319
Deferred tax liabilities	1,714	87	1,205
Other non-current financial liabilities	1,169	60	5,745
Provisions and other non-current liabilities	12,272	624	15,029
Total non-current liabilities	89,373	4,550	110,155
Total liabilities	144,967	7,381	150,023
Equity:
Capital stock	2,060	105	2,048
Additional paid-in capital	45,560	2,320	41,490
Retained earnings	61,786	3,146	81,579
Other equity instruments	(485)	(25)	(485)
Cumulative other comprehensive income (loss)	13,648	695	(2,495)
Equity attributable to equity holders of the parent	122,569	6,241	122,137
Non-controlling interest in consolidated subsidiaries	18,141	924	7,096
Total equity	140,710	7,165	129,233
TOTAL LIABILITIES AND EQUITY	$ 285,677	$ 14,546	$ 279,256